Material Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Basis of presentation [Policy Text Block]

Basis of presentation

GreenPower has applied the same accounting policies and methods of computation in its Consolidated Condensed Interim Financial Statements as in the annual audited financial statements for the year ended March 31, 2023, except for the following which either did not apply to the prior year or are amendments which apply for the current fiscal year.

Adoption of accounting standards [Policy Text Block]

Adoption of accounting standards

Certain new accounting standards have been published by the IASB that are effective for annual reporting periods beginning on or after January 1, 2023, as follows:

   IFRS 17 - Insurance Contracts
   IAS 1 - Presentation of Financial Statements and IFRS Practice Statement 2 (Disclosure of Accounting Policies)
   IAS 8 - Accounting policies, Changes in Accounting Estimates and Errors (Definition of Accounting Estimates)
   IAS 12 - Income taxes (Deferred tax related to assets and liabilities arising from a single transaction)

Amendments to these standards did not cause a change to the Company's financial statements.

Future accounting pronouncements [Policy Text Block]

Future accounting pronouncements

Certain new accounting standards and interpretations have been published by the IASB that are mandatory for the annual period beginning April 1, 2024. The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company has not early adopted any of these standards and is currently evaluating the impact, if any, that these standards might have on its consolidated condensed interim financial statements.